LONG-TERM LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2010
LONG-TERM LEASE OBLIGATIONS
LONG-TERM LEASE OBLIGATIONS

NOTE 15. LONG-TERM LEASE OBLIGATIONS

          The Company enters into operating leases covering its retail store locations. The Company is the primary lessor of the majority of all leased retail store locations and sublets the locations to individual franchisees. The leases generally provide for an initial term of between five and ten years, and may include renewal options for varying terms thereafter. The leases require minimum monthly rental payments and a pro rata share of landlord allocated common operating expenses. Most retail leases also require additional rentals based on a percentage of sales in excess of specified levels ("Percent rent"). According to the individual lease specifications, real estate taxes, insurance and other related costs may be included in the rental payment or charged in addition to rent. Other lease expenses relate to and include distribution facilities, transportation equipment, data processing equipment and automobiles.

          As the Company is the primary lessee for the majority of the franchise store locations, it is ultimately liable for the lease payments to the landlord. The Company makes the payments to the landlord directly, and then bills the franchisee for reimbursement of this cost. If a franchisee defaults on its sub-lease and its sub-lease is terminated, the Company has in the past converted, and expects in the future to, convert any such franchise store into a corporate store and fulfill the remaining lease obligation.

          The composition of the Company's rental expense for all periods presented included the following components:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(in thousands)
Retail stores:
Rent on long-term operating leases, net of sublease income	$114,861	$110,365	$109,199
Landlord related taxes	15,929	16,498	15,987
Common operating expenses	30,402	29,398	31,435
Percent rent	17,903	15,899	14,159

	179,095	172,160	170,780
Truck fleet	4,491	4,740	4,363
Other	11,557	11,189	11,331

	$195,143	$188,089	$186,474

          Minimum future obligations for non-cancelable operating leases with initial or remaining terms of at least one year in effect at December 31, 2010 are as follows:

	Company Retail Stores	Franchise Retail Stores	Other	Sublease Income	Total
	(in thousands)
2011	$106,103	$23,095	$4,812	$(23,095)	$110,915
2012	83,492	17,310	3,758	(17,310)	87,250
2013	63,591	11,491	2,928	(11,491)	66,519
2014	49,411	6,806	2,192	(6,806)	51,603
2015	35,677	3,454	1,237	(3,454)	36,914
Thereafter	76,383	4,708	1,245	(4,708)	77,628

	$414,657	$66,864	$16,172	$(66,864)	$430,829